AMERITAS LIFE INSURANCE CORP.
                                  ("Ameritas")
               AMERITAS LIFE INSURANCE CORP. SEPARATE ACCOUNT LLVA
                              ("Separate Account")

                                  Supplement to
       Ameritas Advisor Select No Load Variable Annuity (Policy Form 6151)
                          Prospectus Dated May 1, 2007

                        Supplement Dated January 10, 2008

Effective December 28, 2007, the names of the following ProFunds portfolios, which are available through subaccounts of the Separate Account, were changed as shown in the table below:

    ------------------------------ ---------------------------------------------
         Portfolio Names               New Names Effective December 28, 2007
    ------------------------------ ---------------------------------------------
    Classic ProFund VP OTC          Classic ProFund VP NASDAQ-100
    ------------------------------ ---------------------------------------------
    Ultra ProFund VP UltraOTC       Ultra ProFund VP UltraNASDAQ-100
    ------------------------------ ---------------------------------------------
    Inverse ProFund VP Short OTC    Inverse ProFund VP Short NASDAQ-100
    ------------------------------ ---------------------------------------------

Therefore, all references to these portfolios in the product prospectus were changed to the new names effective December 28, 2007.

All other provisions of your Policy remain as stated in your Policy and prospectus, as amended.

               This Supplement should be retained with the current
                  prospectus for your variable Policy issued by
                          Ameritas Life Insurance Corp.
                 If you do not have a current prospectus, please
                      contact Ameritas at 1-800-255-9678.